Other revenues	6 Months Ended
Jun. 30, 2022
Revenues [Abstract]
Other revenues	Other revenue
Other revenues consist of the following:

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended June 30, 2022	Three months ended June 30, 2021	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022	Six months ended June 30, 2021
Leasing revenues	7	6	9	4	12
Other	—	—	—	1	—
Total other revenues	7	6	9	5	12
Leasing revenue represents revenue earned on the charter of the West Castor, West Telesto and West Tucana to Gulfdrill, one of our related parties. Refer to Note 24 - "Related party transactions".